UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—November 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ohio Long-Term Tax-Exempt Fund Investor Shares - VOHIX

Vanguard Ohio Long-Term Tax-Exempt Fund

Investor Shares (VOHIX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg OH Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  In the municipal bond market, strong fundamentals, including historically high reserve balances and consistent tax revenues, drove returns.

  Security selection, especially in general obligation, transportation, higher education, and hospital bonds, contributed the most to the Fund’s outperformance. An above-benchmark level of interest rate sensitivity and an above-benchmark allocation to lower-rated bonds also helped.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $10,000

	Investor Shares	Bloomberg OH Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,144	$10,144	$10,123
2015	$10,109	$10,102	$10,071
2015	$10,222	$10,195	$10,155
2015	$10,390	$10,355	$10,310
2016	$10,616	$10,575	$10,523
2016	$10,845	$10,721	$10,662
2016	$11,064	$10,899	$10,853
2016	$10,443	$10,344	$10,287
2017	$10,695	$10,615	$10,549
2017	$10,991	$10,875	$10,818
2017	$11,132	$11,003	$10,949
2017	$11,123	$10,902	$10,862
2018	$11,045	$10,857	$10,813
2018	$11,190	$10,969	$10,938
2018	$11,228	$11,032	$11,003
2018	$11,211	$11,016	$10,984
2019	$11,515	$11,307	$11,260
2019	$11,943	$11,659	$11,639
2019	$12,306	$11,975	$11,962
2019	$12,252	$11,930	$11,917
2020	$12,732	$12,329	$12,325
2020	$12,579	$12,218	$12,102
2020	$12,878	$12,442	$12,349
2020	$13,070	$12,575	$12,500
2021	$13,002	$12,498	$12,455
2021	$13,312	$12,706	$12,675
2021	$13,411	$12,793	$12,768
2021	$13,409	$12,754	$12,747
2022	$13,027	$12,397	$12,373
2022	$12,271	$11,819	$11,814
2022	$11,945	$11,669	$11,666
2022	$11,959	$11,621	$11,645
2023	$12,017	$11,730	$11,743
2023	$12,173	$11,799	$11,872
2023	$12,130	$11,801	$11,865
2023	$12,385	$12,081	$12,144
2024	$12,768	$12,298	$12,379
2024	$12,565	$12,094	$12,189
2024	$13,059	$12,510	$12,587
2024	$13,282	$12,661	$12,743

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	7.24%	1.63%	2.88%
Bloomberg OH Municipal Bond Index	4.80%	1.20%	2.39%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.2%
1 to 3 Years	4.2%
3 to 5 Years	2.3%
5 to 10 Years	12.1%
10 to 20 Years	34.0%
20 to 30 Years	31.3%
Greater than 30 Years	9.6%
Other Assets and Liabilities—Net	1.3%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$1,335
Number of Portfolio Holdings	845
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$134

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR97

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
(a) Audit Fees.	$32,000	$29,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$29,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$1,960,472	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,055,892	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2024
Vanguard Ohio Long-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Ohio Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.6%)
Ohio (96.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	495	529
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	130	140
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	600	645
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	556
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,575
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,693
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	2,125
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	241
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,765	5,578
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	509
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,990
[1]	Akron City School District COP	5.000%	8/1/53	1,000	1,065
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	541
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	293
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,816
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	625
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,862
[2]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,141
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	423
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,075	1,068
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,533
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	385
	Akron OH Income Tax Revenue	5.000%	12/1/31	900	901
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,632
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,345
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,335
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	123
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,375
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	662
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,668
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,564
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,917
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,831
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,925	8,843
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/31	1,415	1,370
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/40	2,885	2,602
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	184
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	228
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	304
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	379
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	452
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	250
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/29	100	102
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/41	175	178
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/48	1,325	1,440
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,000	1,016
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	360
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,279
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,387
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	100	109
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	1,500	1,701
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	752
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,274
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	388
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,501
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,019
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	1,790	1,812
	Athens City School District GO	4.000%	12/1/29	745	777
	Athens City School District GO	4.000%	12/1/30	380	396
	Athens City School District GO	4.000%	12/1/31	400	416

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athens City School District GO	3.250%	12/1/48	2,000	1,712
	Athens City School District GO	5.000%	12/1/49	1,750	1,868
	Beachwood City School District GO	5.000%	12/1/48	2,000	2,130
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	896
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	916
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	758
	Big Walnut Local School District GO	5.000%	12/1/42	920	967
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,596
	Big Walnut Local School District GO	3.500%	12/1/55	290	248
	Big Walnut Local School District GO	5.000%	12/1/55	2,175	2,253
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	125
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,207
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,021
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	316
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	457
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,123
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	659
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	766
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	510
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	815
	Bowling Green State University College & University Revenue	5.000%	6/1/42	2,750	2,834
[3]	Brunswick City School District GO	0.000%	12/1/35	200	131
[3]	Brunswick City School District GO	0.000%	12/1/36	200	124
[3]	Brunswick City School District GO	5.250%	12/1/53	1,000	1,079
[3]	Brunswick City School District GO	5.500%	12/1/60	2,785	3,040
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,500	1,600
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,250	3,454
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,065	2,187
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	2,000
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,328
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	6,030	5,944
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,681
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	16,485	14,983
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	998
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,057
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,176
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	961
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	100
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	135
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	189
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	193
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	197
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	206
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	209
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	222
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	224
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	231
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,048
	Butler County Transportation Improvement District Tax Increment/Allocation Revenue	4.000%	12/1/28	2,200	2,226
	Canton City School District GO	5.000%	12/1/43	1,555	1,686
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,203
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	384
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,513
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	600	573
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	100
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	457
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	522
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	417
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	416
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	564
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	671
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	446
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,001
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	700	702
	Cincinnati OH GO	4.000%	12/1/30	500	516
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	412
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	677
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	881
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	161
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	225

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	579
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	805
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	950
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,055
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	625
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	865
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	543
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,811
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	509
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,232
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	195
	Cleveland OH GO	3.000%	12/1/28	895	897
	Cleveland OH GO	3.000%	12/1/31	1,500	1,485
	Cleveland OH GO	4.000%	12/1/31	385	404
	Cleveland OH GO	3.000%	12/1/32	1,825	1,792
	Cleveland OH GO	5.000%	12/1/32	225	239
	Cleveland OH GO	3.000%	12/1/33	990	960
	Cleveland OH GO	3.000%	12/1/35	750	719
	Cleveland OH GO	3.000%	12/1/36	795	755
	Cleveland OH GO	5.000%	12/1/40	1,000	1,120
	Cleveland OH GO	5.000%	12/1/41	860	956
	Cleveland OH GO	5.000%	12/1/42	775	874
	Cleveland OH GO	5.000%	12/1/43	250	276
	Cleveland OH GO	3.000%	12/1/49	2,370	1,944
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	402
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	515
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	411
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	308
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	528
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	527
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	700	666
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	513
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	460
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,568
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,157
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,856
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,413
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	629
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	209
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/37	1,820	2,048
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	681
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,022
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	5,000	5,011
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,476
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	272
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,653
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,750
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,853
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,947
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	6,010	6,469
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	277
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	330
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	308
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	353
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,120
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	1,050
	Columbus City School District GO	5.000%	12/1/42	450	462
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,625
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/36	1,500	1,637
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,650	2,655
	Columbus OH GO	4.000%	7/1/30	1,200	1,205
	Columbus OH GO	5.000%	4/1/37	3,835	4,239
	Columbus OH GO	5.000%	8/15/39	4,000	4,614

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus OH GO	5.000%	8/15/42	3,000	3,413
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.375%	6/1/43	2,000	2,009
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.460%	11/1/44	2,000	2,029
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,000	2,062
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	154
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	364
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	756
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,362
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,746
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,424
	Copley-Fairlawn City School District GO	5.000%	12/1/44	2,140	2,237
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,015
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,827
	Cuyahoga Community College District GO	5.000%	12/1/37	55	56
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,170	1,174
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,702
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	450	451
	Cuyahoga County OH GO	3.000%	12/1/36	1,050	995
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	206
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	508
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,079
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	6,975	7,132
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	1,050	1,073
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	420
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	516
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	513
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	862
[4]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,410	3,414
[4]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	2,170	2,198
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	271
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	205
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	286
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	306
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	989
	Delaware County OH Sales Tax Supported Sales Tax Revenue	3.500%	12/1/31	2,750	2,755
	Delhi Township OH GO	4.000%	12/1/29	150	157
	Delhi Township OH GO	4.000%	12/1/30	160	169
	Delhi Township OH GO	4.000%	12/1/32	310	329
	Delhi Township OH GO	4.000%	12/1/33	400	423
	Delhi Township OH GO	4.000%	12/1/34	815	862
	Delhi Township OH GO	4.000%	12/1/35	430	452
	Delhi Township OH GO	4.000%	12/1/36	320	336
[5,6]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.600%	12/2/24	11,615	11,615
	Dublin City School District GO	5.000%	12/1/43	700	779
	Dublin City School District GO	5.000%	12/1/44	800	887
	Dublin OH GO	5.000%	12/1/31	500	542
	Dublin OH GO	5.000%	12/1/32	550	595
	Dublin OH GO	3.000%	12/1/35	25	24
	Dublin OH GO	3.000%	12/1/36	990	940
	East Knox Local School District GO	3.000%	11/1/56	1,100	825
	Elyria OH GO	4.000%	12/1/25	470	475
	Elyria OH GO	4.000%	12/1/27	670	684
	Elyria OH GO	4.000%	12/1/28	695	709
	Elyria OH GO	4.000%	12/1/31	225	229
	Elyria OH GO	4.000%	12/1/32	280	285
	Elyria OH GO	4.000%	12/1/33	440	447
	Euclid City School District GO	4.750%	1/15/54	645	648
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,632
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	156
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	114
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	129
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	180
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	180
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	295
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	901
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,708
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,142
	Fairfield County OH GO	2.000%	12/1/41	800	562
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,596

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,760
	Franklin City School District GO	3.000%	11/1/40	400	363
	Franklin City School District GO	3.000%	11/1/50	1,500	1,199
	Franklin City School District GO	3.000%	11/1/57	6,180	4,725
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/29	800	823
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	565	577
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/35	500	509
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/36	1,360	1,380
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/38	620	626
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/39	515	518
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	8,560	8,578
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/38	1,000	1,135
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/39	1,000	1,133
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/40	1,000	1,124
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/42	4,000	4,457
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	200	208
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/28	500	540
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/29	530	582
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	135	147
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/34	100	108
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/40	1,225	1,241
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/46	5,885	6,229
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	485	489
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,585	2,364
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	1,500	1,578
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,780	2,810
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	530	542
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	4,901
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	825
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	5,500	6,348
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,767
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,081
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.250%	12/2/24	300	300
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/4/24	6,200	6,200
	Franklin County OH Sales Tax Revenue	5.000%	6/1/37	1,155	1,225
	Franklin County OH Sales Tax Revenue	5.000%	6/1/38	2,500	2,650
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	8,000	8,411
[7]	Freddie Mac Pool	3.750%	10/1/38	4,348	4,296
[7]	Freddie Mac Pool	4.250%	6/1/41	2,000	1,982
	Fremont City School District GO	5.000%	1/15/40	200	203
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	3,565	2,714
	Grandview Heights City School District GO	3.125%	12/1/55	245	198
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	528
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,020
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,791
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	4,296
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,930
	Greene County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/59	3,000	3,072
	Greene County Vocational School District GO	5.000%	12/1/29	300	325
	Greene County Vocational School District GO	4.000%	12/1/34	700	721
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	940	941
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,093
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	2,000	2,075
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,085
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,616
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	1,000	1,061
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,620	2,693

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	6,680	6,158
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,500	3,411
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,591
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	7,500	7,581
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,467
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,310	1,311
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	2,750	2,769
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,655
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	850	843
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	3,400	3,401
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/51	2,210	2,171
[1,8]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	336
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,286
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,649
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,300	1,318
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	2,110	2,136
	Hamilton County OH Sewer System Revenue	5.000%	12/1/49	3,230	3,551
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	208
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	400	415
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	362
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,840
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,016
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,107
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	559
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,763
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/34	1,235	1,270
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/39	1,325	1,345
	Hudson OH City School District GO	4.000%	12/1/33	420	425
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	894
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	906
	Kenston Local School District GO	0.000%	12/1/27	1,100	1,000
	Kent City School District GO	3.000%	12/1/40	1,000	908
	Kent State University College & University Revenue	5.000%	5/1/29	100	109
	Kent State University College & University Revenue	5.000%	5/1/30	175	193
	Kent State University College & University Revenue	5.000%	5/1/31	175	193
	Kent State University College & University Revenue	5.000%	5/1/32	150	165
	Kent State University College & University Revenue	5.000%	5/1/33	250	274
	Kent State University College & University Revenue	5.000%	5/1/34	315	344
	Kent State University College & University Revenue	5.000%	5/1/35	350	382
	Kent State University College & University Revenue	5.000%	5/1/36	400	435
	Kent State University College & University Revenue	5.000%	5/1/37	225	244
	Kent State University College & University Revenue	5.000%	5/1/38	300	325
	Kent State University College & University Revenue	5.000%	5/1/39	300	324
	Kent State University College & University Revenue	5.000%	5/1/40	450	484
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,383
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,707
	Kettering City School District COP	5.000%	12/1/31	260	280
	Kettering City School District COP	4.000%	12/1/33	270	279
	Kettering City School District COP	4.000%	12/1/35	375	384
	Kettering City School District COP	3.375%	12/1/46	295	263
[1]	Kettering City School District GO	5.250%	12/1/31	1,000	1,077
	Kings Local School District GO	5.500%	12/1/62	3,760	4,127
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,784
	Lakewood City School District GO	4.000%	11/1/30	235	242
	Lakewood City School District GO	4.000%	11/1/31	440	452
	Lakewood City School District GO	4.000%	11/1/32	245	251
	Lakewood City School District GO	4.000%	11/1/33	375	383
	Lakewood City School District GO	4.000%	11/1/34	380	387
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/29	240	254
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/29	285	303
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/30	280	298
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/30	285	306
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	12,220	12,254
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	9,665	10,362
	Lancaster Port Authority Natural Gas Revenue, ETM	5.000%	2/1/25	360	361
	Lexington Local School District GO	3.000%	10/1/44	490	426
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/46	250	201
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,587
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,940
	Licking Heights Local School District GO	3.500%	10/1/54	200	171

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,095
	Logan Elm Local School District GO	4.000%	11/1/55	975	950
	Lorain County OH BAN GO	4.375%	5/1/25	1,280	1,285
[9]	Lorain County OH BAN GO	4.250%	12/5/25	500	500
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	479
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	1,205
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,850	1,884
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/28	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/29	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/30	200	199
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/31	50	50
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/35	800	767
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	74
	Mariemont City School District GO	3.000%	12/1/34	555	537
	Medina County OH GO	4.000%	12/1/29	165	168
	Medina County OH GO	4.000%	12/1/31	160	162
	Medina County OH GO	3.000%	12/1/35	270	256
	Medina County OH GO	3.000%	12/1/37	500	467
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	107
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	2,615	2,692
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,278
	Miami University OH College & University Revenue	5.000%	9/1/31	640	712
	Miami University OH College & University Revenue	5.000%	9/1/32	345	388
	Miami University OH College & University Revenue	5.000%	9/1/36	685	763
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	746
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,756
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,603
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	525
[3]	Midview Local School District COP	4.000%	11/1/28	810	840
[3]	Midview Local School District COP	4.000%	11/1/29	870	908
	Milford Exempt Village School District GO	4.000%	12/1/34	300	313
	Milford Exempt Village School District GO	4.000%	12/1/35	250	260
	Milford Exempt Village School District GO	4.000%	12/1/36	150	156
	Milford Exempt Village School District GO	4.000%	12/1/37	250	259
	Milford Exempt Village School District GO	4.000%	12/1/39	135	139
	Milford Exempt Village School District GO	4.000%	12/1/40	225	230
	Milford Exempt Village School District GO	4.000%	12/1/41	385	392
	Milford Exempt Village School District GO	4.000%	12/1/42	200	203
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,130	1,165
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	243
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	530
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,111
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	193
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	324
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,313
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	456
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,997
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	403
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,000	1,019
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	289
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	4,060	3,445
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	3,000	3,045
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	2,002
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	4,120	3,875
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,695	2,673
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,289
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,176
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,909
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/49	2,000	2,149
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/54	2,000	2,133
	North Canton City School District GO	3.000%	11/1/56	2,060	1,587
	North Olmsted City School District GO	4.125%	10/15/53	2,000	1,969
	North Ridgeville City School District GO	5.250%	12/1/54	1,090	1,156
	North Ridgeville City School District GO	5.500%	12/1/57	1,060	1,135
	North Ridgeville City School District GO	4.500%	12/1/61	2,500	2,522
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	100
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	325	329
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	103
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	105
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	244

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	160
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	748
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,656
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	418
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	183
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	818
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	901
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	815
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	6,597
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	105
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	209
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	271
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	187
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	250	241
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	364
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	242
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,750
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program)	3.250%	9/1/29	2,000	1,962
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,082
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	429
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,979
	Ohio GO	5.000%	5/1/25	670	676
	Ohio GO	4.000%	6/15/26	2,500	2,549
	Ohio GO	5.000%	9/15/26	1,000	1,041
	Ohio GO	5.000%	5/1/30	350	391
	Ohio GO	5.000%	5/1/31	775	879
	Ohio GO	5.000%	5/1/32	600	688
	Ohio GO	5.000%	3/1/33	100	112
	Ohio GO	5.000%	5/1/34	1,190	1,198
	Ohio GO	5.000%	2/1/35	4,395	4,485
	Ohio GO	5.000%	5/1/36	1,255	1,309
	Ohio GO	5.000%	6/15/36	120	130
	Ohio GO	5.000%	3/1/39	1,585	1,642
	Ohio GO	5.000%	3/1/39	500	550
	Ohio GO	5.000%	3/1/42	3,000	3,371
	Ohio GO	5.000%	3/1/43	3,000	3,370
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	172
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	130
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	36
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	109
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,841
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,287
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	560
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,075
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,644
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,740	2,680
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,413
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,262
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,000	2,024
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,502
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	690
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	1,500	1,278
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,873
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	852
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	5,239
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	15,300	14,926
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	5,750	5,998
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.550%	12/2/24	1,430	1,430
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.700%	12/2/24	1,665	1,665
[6]	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/4/24	1,340	1,340
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,603
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,008
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	110
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	600	635
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,108
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	141
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	951
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	867
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	156

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	255
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	939
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	348
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	684
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,074
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	545
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	463
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	1,500	1,493
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/37	2,605	2,737
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/52	1,250	1,296
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,293
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	990
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2017 Project)	5.250%	11/1/46	1,500	1,545
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/36	720	671
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/37	720	666
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/38	300	307
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/39	300	306
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/40	500	507
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	4,250	3,347
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/48	1,000	1,088
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	2,000	2,154
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/44	1,000	1,052
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	923
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,940	1,764
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	7,300	6,495
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,946
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	314
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	575
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	287
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/26	475	491
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/28	1,140	1,215
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/29	1,015	1,097
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/30	740	795
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/31	200	215
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/49	1,680	1,615
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/46	1,975	1,781
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,420
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,493
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,505	1,571
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	2,875	2,889
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,855
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/44	1,980	1,924
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	2,895	2,903
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,855
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/28	200	213
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/37	250	223
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/52	2,125	2,062
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/30	1,810	1,957
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/37	595	595
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/38	170	170
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/39	930	919
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/40	600	589
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/41	935	1,012
[9]	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/45	790	832
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/49	1,000	1,078
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	3,005	3,224
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	945
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	996

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,045
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,092
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	1,037
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	387
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	427
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,001
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,318
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,323
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	331
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,150	2,267
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,516
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,237
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.150%	12/2/24	660	660
	Ohio Higher Educational Facility Commission Local or Guaranteed Housing Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/52	2,000	2,103
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	7/1/25	1,315	1,317
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	948
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/36	1,936	1,903
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/46	5,740	4,346
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/49	1,350	1,632
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.500%	3/1/49	1,000	1,269
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	850	842
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,575	1,071
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,045	2,994
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	12,915	13,393
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	7,385	7,841
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/54	1,760	1,799
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,240	3,566
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,725	4,129
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,000	3,334
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,135	1,696
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	3,135	3,141
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/37	5,060	4,194
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	750	754
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	1,720	1,721
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	3,230	3,194
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,600	1,614
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	8/1/25	3,916	3,965
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,665	2,708
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	1,000	1,027
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,050
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	121
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	200	210
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/30	275	305
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/33	1,000	1,098
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/36	2,045	2,131
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	5,585	6,083
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	4,000	4,327
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,193
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	4/1/41	750	814
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/28	160	172
	Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,036
	Ohio State University College & University Revenue	4.000%	12/1/39	2,230	2,297
	Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,099
	Ohio State University College & University Revenue	4.000%	12/1/41	1,000	1,021
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,028
	Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,341
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/46	8,975	10,096
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	134
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	922
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	524
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	579
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,228
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	5,132
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,903

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	489
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	3,355	3,787
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,742
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	1,500	715
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,151
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	7,905	8,430
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,232
	Ohio University College & University Revenue	5.250%	12/1/54	2,110	2,348
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	152
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	116
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	1,125	1,223
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	5,025	5,439
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	4,000	4,360
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	2,285	2,449
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	129
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,105	8,899
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	2,705	2,946
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	127
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/42	6,980	7,923
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/42	1,980	2,259
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/43	3,000	3,392
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/44	4,000	4,508
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	2,500	2,516
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,625	6,128
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	5,500	5,863
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	3.150%	12/2/24	1,400	1,400
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	460
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	310
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	497
	Ohio Water Development Authority Water Revenue	5.000%	6/1/27	400	423
	Ohio Water Development Authority Water Revenue	5.000%	12/1/27	385	411
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	396
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	282
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	564
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	563
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,120
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	503
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	3,000	3,415
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	2,125	2,395
	Olentangy Local School District GO	4.000%	12/1/34	475	485
[3]	Perry Lake County Local School District COP	3.000%	12/1/34	675	637
[3]	Perry Lake County Local School District COP	3.000%	12/1/36	1,205	1,124
[3]	Perry Lake County Local School District COP	3.000%	12/1/38	1,215	1,121
	Pickerington Local School District GO	4.000%	12/1/38	1,000	1,035
	Pickerington Local School District GO	4.000%	12/1/39	1,000	1,027
	Pickerington Local School District GO	4.000%	12/1/40	1,000	1,024
	Pickerington Local School District GO	5.000%	12/1/53	1,000	1,075
	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,177
	Polaris Career Center COP	5.000%	11/1/36	410	415
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	2,220	2,369
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/58	1,150	1,250
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	4,000	4,251
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	4,265	4,509
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/63	1,600	1,740
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	989
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Project)	5.000%	12/1/44	1,500	1,552
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Project)	5.125%	12/1/55	1,500	1,534
	Reynoldsburg OH GO	3.550%	12/1/42	640	619
	Reynoldsburg OH GO	3.600%	12/1/48	670	623
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	236
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,097
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	585	604
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/37	900	991
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/42	670	672
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/47	1,000	980

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/51	900	893
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,104
	Shaker Heights City School District GO	5.250%	12/15/54	2,500	2,779
	Shaker Heights City School District GO	5.250%	12/15/59	2,500	2,771
	Sharonville OH Income Tax Revenue	4.000%	12/1/39	550	562
	Sharonville OH Income Tax Revenue	4.000%	12/1/40	560	570
	Sharonville OH Income Tax Revenue	4.000%	12/1/41	550	557
	Sharonville OH Income Tax Revenue	4.000%	12/1/42	750	758
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,465
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,583
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/36	350	360
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/37	350	359
	Southwest Licking Local School District GO	4.000%	11/1/34	500	509
	Southwest Licking Local School District GO	3.375%	11/1/47	120	107
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,384
	South-Western City School District GO	3.000%	12/1/33	30	29
	South-Western City School District GO	3.000%	12/1/34	25	24
	South-Western City School District GO	3.000%	12/1/35	145	139
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	3,450	3,741
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	2,690	2,964
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,793
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,488
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	950
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	950
	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/53	1,000	1,069
	Troy OH City School District GO	5.000%	12/1/43	500	552
	Troy OH City School District GO	5.000%	12/1/44	550	606
	Troy OH City School District GO	5.000%	12/1/54	2,000	2,167
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	378
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	388
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	480	496
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	412
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	448
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	300
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	425
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	800
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,110
	Union County OH GO	5.000%	12/1/27	215	227
	Union County OH GO	5.000%	12/1/37	950	988
	Union County OH GO	5.000%	12/1/38	615	639
	Union County OH GO	5.000%	12/1/47	2,585	2,658
	University of Akron College & University Revenue	5.000%	1/1/30	530	577
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,230
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	190
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,390
	University of Cincinnati College & University Revenue	5.000%	6/1/39	1,070	1,206
	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,180	1,314
	University of Cincinnati College & University Revenue	5.000%	6/1/49	2,000	2,166
	University of Cincinnati College & University Revenue	5.250%	6/1/54	7,750	8,482
	University of Toledo College & University Revenue	5.000%	6/1/25	600	605
	University of Toledo College & University Revenue	5.000%	6/1/26	100	103
	University of Toledo College & University Revenue	5.000%	6/1/27	100	105
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,309
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,346
[5]	University of Toledo College & University Revenue TOB VRDO	3.450%	12/2/24	2,930	2,930
[5]	University of Toledo College & University Revenue TOB VRDO	3.450%	12/2/24	14,805	14,805
	Upper Arlington OH Income Tax Revenue	5.000%	12/1/55	3,000	3,185
	Upper Arlington OH Nontax Miscellaneous Revenue	4.000%	12/1/33	175	183
	Upper Arlington OH Nontax Miscellaneous Revenue	4.000%	12/1/34	150	156
	Upper Arlington OH Nontax Miscellaneous Revenue	4.000%	12/1/36	320	332
	Upper Arlington OH Nontax Miscellaneous Revenue	5.000%	12/1/46	2,590	2,752
	Valley View Local School District GO	3.000%	11/1/51	2,400	1,912
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	350
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	884
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	570	613
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	625	667
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,007
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,005
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,612

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	115
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,027
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	498
	Westfall Local School District GO	4.000%	12/1/31	100	106
	Westfall Local School District GO	4.000%	12/1/33	200	210
	Westfall Local School District GO	4.000%	12/1/36	250	261
	Westfall Local School District GO	2.375%	12/1/50	425	279
	Wickliffe City School District GO	3.000%	12/1/39	400	356
	Wickliffe City School District GO	3.000%	12/1/40	215	188
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,029
	Winton Woods City School District GO	0.000%	11/1/29	885	750
	Winton Woods City School District GO	0.000%	11/1/30	1,005	818
	Winton Woods City School District GO	0.000%	11/1/31	1,020	799
	Winton Woods City School District GO	0.000%	11/1/32	1,140	855
	Worthington City School District GO	5.000%	12/1/41	2,000	2,226
	Worthington City School District GO	5.000%	12/1/43	1,370	1,515
	Worthington City School District GO	3.750%	12/1/48	1,425	1,377
	Worthington City School District GO	5.500%	12/1/54	11,000	12,287
[3]	Wright State University College & University Revenue	5.000%	5/1/28	570	608
[3]	Wright State University College & University Revenue	5.000%	5/1/29	595	644
[3]	Wright State University College & University Revenue	5.000%	5/1/30	240	264
[3]	Wright State University College & University Revenue	5.000%	5/1/31	840	934
[3]	Wright State University College & University Revenue	5.000%	5/1/31	245	272
[3]	Wright State University College & University Revenue	5.000%	5/1/32	265	297
	Wynford Local School District GO	3.750%	11/1/54	325	287
[3]	Yellow Springs Exempt Village School District GO	5.250%	12/1/54	1,000	1,067
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/60	1,000	1,079
[1]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	262
[1]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,215
[1]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,306
					1,293,088
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,135	1,109
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	369	374
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,255	3,405
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,421	2,612
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,513	1,686
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	417	289
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	817	813
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	535	529
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	145	142
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	200	192
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	51
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	635	673
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,350	1,433
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	800
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	250	241
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	696	632
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	415	349
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	676	524
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	199	142
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,845	1,842
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	92	92
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	325	325
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,000	1,002
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,684	2,695
					21,367
Total Tax-Exempt Municipal Bonds (Cost $1,342,568)					1,315,564

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	1,408	870
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	515	328
Total Taxable Municipal Bonds (Cost $1,181)				1,198
Total Investments (98.7%) (Cost $1,343,749)				1,316,762
Other Assets and Liabilities—Net (1.3%)				17,850
Net Assets (100%)				1,334,612
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $190,000 have been segregated as initial margin for open futures contracts.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $33,021,000, representing 2.5% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	212	22,812	139

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2025	(40)	(5,088)	(85)
				54

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,343,749)	1,316,762
Investment in Vanguard	36
Receivables for Investment Securities Sold	798
Receivables for Accrued Income	19,575
Receivables for Capital Shares Issued	303
Other Assets	30
Total Assets	1,337,504
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	1,314
Payables for Capital Shares Redeemed	519
Payables for Distributions	970
Payables to Vanguard	71
Variation Margin Payable—Futures Contracts	8
Total Liabilities	2,892
Net Assets	1,334,612
At November 30, 2024, net assets consisted of:

Paid-in Capital	1,410,918
Total Distributable Earnings (Loss)	(76,306)
Net Assets	1,334,612

Net Assets
Applicable to 112,486,516 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,334,612
Net Asset Value Per Share	$11.86

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	44,945
Total Income	44,945
Expenses
The Vanguard Group—Note B
Investment Advisory Services	134
Management and Administrative	1,384
Marketing and Distribution	74
Custodian Fees	9
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	35
Trustees’ Fees and Expenses	1
Other Expenses	16
Total Expenses	1,685
Expenses Paid Indirectly	(8)
Net Expenses	1,677
Net Investment Income	43,268
Realized Net Gain (Loss)
Investment Securities Sold	(9,648)
Futures Contracts	(365)
Realized Net Gain (Loss)	(10,013)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	57,445
Futures Contracts	70
Change in Unrealized Appreciation (Depreciation)	57,515
Net Increase (Decrease) in Net Assets Resulting from Operations	90,770

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,268	40,440
Realized Net Gain (Loss)	(10,013)	(16,710)
Change in Unrealized Appreciation (Depreciation)	57,515	18,336
Net Increase (Decrease) in Net Assets Resulting from Operations	90,770	42,066
Distributions
Total Distributions	(42,639)	(39,993)
Capital Share Transactions
Issued	198,950	223,984
Issued in Lieu of Cash Distributions	31,266	28,802
Redeemed	(195,892)	(296,306)
Net Increase (Decrease) from Capital Share Transactions	34,324	(43,520)
Total Increase (Decrease)	82,455	(41,447)
Net Assets
Beginning of Period	1,252,157	1,293,604
End of Period	1,334,612	1,252,157

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.43	$11.39	$13.21	$13.29	$12.89
Investment Operations
Net Investment Income[1]	.392	.362	.308	.320	.355
Net Realized and Unrealized Gain (Loss) on Investments	.424	.036	(1.718)	.018	.488
Total from Investment Operations	.816	.398	(1.410)	.338	.843
Distributions
Dividends from Net Investment Income	(.386)	(.358)	(.307)	(.320)	(.354)
Distributions from Realized Capital Gains	—	—	(.103)	(.098)	(.089)
Total Distributions	(.386)	(.358)	(.410)	(.418)	(.443)
Net Asset Value, End of Period	$11.86	$11.43	$11.39	$13.21	$13.29
Total Return[2]	7.24%	3.56%	-10.81%	2.59%	6.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,335	$1,252	$1,294	$1,742	$1,584
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.35%	3.18%	2.58%	2.42%	2.73%
Portfolio Turnover Rate	41%	60%	86%	43%	30%
1	Calculated based on average units outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Ohio Long-Term Tax-Exempt Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,315,564	—	1,315,564
Taxable Municipal Bonds	—	1,198	—	1,198
Total	—	1,316,762	—	1,316,762
Derivative Financial Instruments
Assets
Futures Contracts[1]	139	—	—	139
Liabilities
Futures Contracts[1]	(85)	—	—	(85)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,019
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(26,284)
Capital Loss Carryforwards	(50,070)
Qualified Late-Year Losses	—
Other Temporary Differences	(971)
Total	(76,306)

Ohio Long-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	42,605	39,993
Ordinary Income*	34	—
Long-Term Capital Gains	—	—
Total	42,639	39,993
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,343,046
Gross Unrealized Appreciation	19,649
Gross Unrealized Depreciation	(45,933)
Net Unrealized Appreciation (Depreciation)	(26,284)
F.	During the year ended November 30, 2024, the fund purchased $561,173,000 of investment securities and sold $530,574,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $10,170,000 and sales were $27,440,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2024 Shares (000)	2023 Shares (000)
Issued	17,018	19,670
Issued in Lieu of Cash Distributions	2,676	2,539
Redeemed	(16,796)	(26,215)
Net Increase (Decrease) in Shares Outstanding	2,898	(4,006)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Ohio Tax-Free Funds and Shareholders of Vanguard Ohio Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q960 012025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)          Code of Ethics filed herewith.

(a)(2)          Certifications filed herewith.

(a)(2)          Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.